SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Consolidation

(a) Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

Basis of presentation

(b) Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Use of estimates

(c) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant items subject to such estimates and assumptions include allowances for doubtful accounts, deferred income tax assets, provision for loyalty programs, deferred revenue recognition, share-based compensation, loss contingencies, allocation of the purchase price of acquisitions, fair value of contingent consideration, useful lives of property and equipment and intangible assets, and recovery of the carrying values of long-lived assets, goodwill and intangible assets.

Foreign currencies

(d) Foreign currencies

The Group's functional and reporting currency is the Renminbi ("RMB"). Transactions denominated in foreign currencies are measured at the exchange rate prevailing on the transaction date. Monetary assets and liabilities denominated in currencies other than the RMB are remeasured into RMB using applicable exchange rates quoted by the People's Bank of China ("PBOC") at the balance sheet dates. All exchange gains and losses are included in "foreign exchange losses" in the consolidated statements of comprehensive income.

Translations of amounts from RMB into United States dollars ("US$") are solely for the convenience of the reader and are calculated at the rate of US$1.00 = RMB6.2301, representing the noon buying rate in the City of New York for cable transfers of RMB, as published by the Federal Reserve Bank of New York, on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, at any other rate, or at all.

Commitments and contingencies

(e) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. The Group records accruals for certain of its outstanding administrative, legal or regulatory proceedings and claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group evaluates, on a quarterly basis, developments in administrative, legal or regulatory proceedings and claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material. When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. The Group is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry or treatment of specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Revenue recognition

(f) Revenue recognition

The Group's revenues are principally derived from providing hotel reservation, air ticketing, other travel and non-travel services. The Group recognizes revenues when all of the following have occurred: persuasive evidence of arrangement with the customer, services have been performed, fees are fixed or determinable and collectability of the fees is reasonably assured, as prescribed by ASC 605-10, Revenue Recognition, Overall. These criteria as related to Group revenues are considered to have been met as follows:

Hotel reservation services

The Group receives commissions from travel suppliers or customers for hotel room reservations booked through the Group (including hotel groupbuy business). Commissions from hotel reservation services rendered are recognized after confirmation with the hotel that the customers have completed their stay. The Group presents revenues from such transactions on a net basis in the consolidated statements of comprehensive income as the Group generally acts as an agent, does not assume any inventory risk, and has no obligation to the hotel for hotel reservations which are cancelled or for which the customer does not check-in at the hotel. Contracts with certain travel suppliers contain escalating commissions that are subject to achieving specific performance targets. Such escalating commissions are recognized when the performance targets have been achieved.

Air ticketing services

The Group receives commissions from travel suppliers for air ticketing services booked through the Group. Commissions from air ticketing services rendered are recognized upon the issuance of the ticket, net of estimated cancellations. Estimated cancellations were insignificant for the years ended December 31, 2010, 2011 and 2012. The Group presents revenues from such transactions on a net basis in the consolidated statements of comprehensive income, as the Group acts as an agent, does not assume any inventory risk, and has no obligations for cancelled airline ticket reservations. The Group sometimes also receives additional discretionary commissions from certain airlines when performance targets are met. Such discretionary commissions are recognized on a cash basis because the Group cannot reasonably estimate the amount, or timing of the receipt, of such commissions in advance.

Other services

Other services include Other travel services and Non-travel services.

i)	Other travel services

Other travel services are mainly commissions from insurance companies for the sale of travel insurance. The Group recognizes revenue when the travel insurance is issued to the customer, net of estimated cancellations.

ii)	Non-travel services

Non-travel services primarily comprise advertising services on Xici.net and eLong.com. Revenue from advertising services is recognized over the contractual advertisement display period.

The Group's hotel reservation services, air ticketing services and other travel services are subject to business tax and surcharges on the revenues generated from services rendered in China. Business tax and surcharges are recorded on a net basis (excluded from revenues) in "business tax, VAT and surcharges" in the consolidated statements of comprehensive income.

Prior to September 1, 2012, the Group's advertising services were subject to business tax and surcharges on the revenues generated from services rendered in China. Business tax and surcharges were recorded on a net basis (excluded from advertising services revenues) in "business tax, VAT and surcharges" in the consolidated statements of comprehensive income. Effective September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to Value Added Tax ("VAT") Transformation Pilot Program ("the Pilot Program"), for certain industries in eight regions, including Beijing. With the adoption of the Pilot Program, advertising services are subject to VAT. VAT and surcharges are also recorded on a net basis (excluded from advertising services revenues) in "business tax, VAT and surcharges" in the consolidated statements of comprehensive income.

Deferred revenue

In September 2009, the Group launched an eCoupon program, through which the Group offers eCoupons and virtual cash accounts to customers who book selected hotels online through the eLong.com website. Beginning in 2012, eCoupons could also be used for online bookings of air tickets through the eLong.com website or eLong mobile applications. Customers who use the eCoupons receive credits in their virtual cash accounts after check-out from hotels or issuance of air tickets. Customers may redeem virtual cash balances: (i) as cash transferred to their bank accounts, (ii) after a certain minimum threshold is reached, as mobile phone credit, or (iii) as credit for the purchase of air tickets or hotels. Any unredeemed virtual cash expires at the end of March of the subsequent year, at which time the unredeemed virtual cash is converted to eLong loyalty points based on a prescribed formula.

The Group accounts for the eCoupon program in accordance with ASC subtopic 605-50, Revenue Recognition: Customer Payments and Incentives. As customers have the option to redeem their virtual cash balance in cash, the Group accounts for the cost of the eCoupon program as a reduction of revenue. The Group's obligation to provide cash, mobile phone credit, air tickets or hotels is recorded as "accrued expenses and other current liabilities" in the consolidated balance sheets. The liability is reduced as customers redeem their virtual cash balances or the virtual cash expires.

Prior to October 2011, customers had to reach a minimum threshold for cash redemption of virtual cash accounts. The Group recorded the actual redeemed cost of eCoupons used by customers, as well as an estimate of the cost of future usage of eCoupons to reach the minimum threshold, as a reduction of revenue. In October 2011, the threshold for cash redemption of virtual cash accounts was eliminated. Following this change in redemption policy, for the years ended December 31, 2011 and 2012, the Group accounts for only the actual redeemed costs of eCoupons used by customers as a reduction of revenue since customers no longer had to achieve a minimum threshold prior to redemption.

The Group accounts for the expiration of virtual cash similar to the sale of loyalty points, as customers give up the right to cash in return for eLong loyalty points. Upon the expiration of virtual cash and conversion into loyalty points, the Group reclassifies the liability associated with the expired virtual cash balance from "accrued expenses and other current liabilities" to "deferred revenue". The "deferred revenue" from converted loyalty points is subsequently amortized into revenue as the loyalty points are redeemed or expired. In addition, the Group records the related cost of redemption of the loyalty points as "cost of services" in the consolidated statements of comprehensive income.

Income taxes

(g) Income taxes

Income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or change in tax status is recognized in income in the period the change in tax rates or tax law is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

In accordance with ASC subtopic 740-10, Income Taxes, Overall, the Group recognizes in its financial statements the benefit of a tax position if the tax position is more likely than not to prevail based on the technical merits of the tax position. Tax positions that meet the "more likely than not" threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Group's financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group records unrecognized tax benefits, if any, in "accrued expenses and other current liabilities" or the non-current "other liabilities" line item in the consolidated balance sheets. The Group has elected to include interest and penalties related to an uncertain tax position (if and when required) in "income tax expense/(benefit)" in the consolidated statements of comprehensive income.

Share-based compensation

(h) Share-based compensation

The Group applies ASC subtopic 718-10 ("ASC 718-10"), Compensation-Stock Compensation: Overall, in connection with its share-based compensation. In accordance with ASC 718-10, all grants of stock options and performance units are recognized in the consolidated financial statements based on their grant date fair values. Starting in 2010, the Group believed it had sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected lives of its stock options as the Group's ADSs have been publicly traded since the Company's initial public offering in 2004. ASC 718-10 requires forfeitures to be estimated at the date of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation cost is recorded net of estimated forfeitures such that the expense is recorded only for those share-based awards that are expected to vest.

Under ASC 718-10, the Group applies the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on the U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected lives are based on historical exercise patterns, which the Group believes are representative of future behavior. Expected dividend yield is determined in view of the Company's historical dividend payout rate (historically the Group has not paid dividends). The Group estimates volatility based on the Group's own historical volatilities because the Group believes the length of time the Group's ADSs have been publicly traded is sufficient to make such an estimate. The Group recognizes compensation cost on all share-based awards on a straight-line basis over the requisite service period. Forfeiture rate is estimated based on historical forfeiture and adjusted to reflect consideration for foreseeable future changes in facts and circumstances, if any.

Compensation cost related to 2010, 2011 and 2012 performance units, which are awards in the form of units that are denominated in a hypothetical equivalent number of the Company's ordinary shares, is determined based on the fair market value of the Company's ordinary shares on the trading date immediately preceding the grant date for awards under the 2004 Plan, and the grant date, or if the grant date is not a trading day then the immediately preceding trading date, for awards under the 2009 Plan. At the time of grant, the Company's Board of Directors or the Compensation Committee determines if the Company will settle the performance units in cash or shares.

Settlement terms of performance units, once established, may only be changed by approval of the Company's Board of Directors or the Compensation Committee. Except with respect to the performance units granted to members of the Board of Directors who are not employees of the Group, Expedia, Tencent (or an Expedia or Tencent affiliate) ("non-employee directors") which are to be settled in cash, performance units granted to employees during 2010, 2011 and 2012 are to be settled in ordinary shares. Performance units granted during 2010, 2011 and 2012 to the Company's non-employee directors are to be settled upon vesting by payment of the cash amount equal to the fair market value of the vested performance units on the vesting date. The forfeiture rate is estimated based on historical forfeitures and adjusted to reflect foreseeable future changes in facts and circumstances, if any.

Share-based compensation awards which are settled in cash upon vesting are classified as liabilities and included in "accrued expenses and other current liabilities" in the consolidated balance sheets. Compensation cost is determined based on the current share price at the balance sheet dates, and the proportionate amount of the requisite service that has been rendered to such date. Changes in the fair value of the liability-classified awards after the requisite service period has been completed and before the awards are vested are immediately recognized as compensation cost in the period in which the change in fair value occurs.

The Group accounts for a change in any of the terms or conditions of stock options as a modification in accordance with ASC subtopic 718-20, Compensation-Stock Compensation: Awards Classified as Equity, whereby the incremental fair value, if any, of a modified award, is recorded as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Loyalty points provision

(i) Loyalty points provision

eLong members earn loyalty points based on their usage of the Group's services. The Group provides non-cash gifts, hotel room stays (including prepaid hotel rooms and hotel groupbuy products) and air tickets to eLong members upon redemption of loyalty points that are accumulated based on the members' transactions with the Group. The Group recognizes estimated costs to provide non-cash gifts, hotel room stays and air tickets based on historical redemption rates. The liabilities for loyalty points are reduced upon the redemption or expiration of outstanding loyalty points. The estimated costs are included in "sales and marketing" in the consolidated statements of comprehensive income and the estimated liabilities are included in "accrued expenses and other current liabilities" in the consolidated balance sheets.

Cash and cash equivalents

(j) Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with commercial banks or other financial institutions. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash

(k) Restricted cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. As of December 31, 2012, the Group's restricted cash of RMB61,400,000 (2011: RMB61,400,000) consisted of time deposits in escrow accounts in China required to support the Group's air ticketing and other businesses.

Short-term investments

(l) Short-term investments

Short-term investments as of December 31, 2012 consisted of time deposits of more than three months duration (generally six-, nine- or twelve-months duration) held in commercial banks of RMB1,581,502,010 (2011: RMB1,433,424,847).

Accounts receivable

(m) Accounts receivable

Accounts receivable is recorded at the invoiced amount and is non-interest bearing. The allowance for doubtful accounts is the Group's reasonable estimate of the amount of probable credit losses in the Group's existing accounts receivable. The Group reviews its allowance for doubtful accounts periodically and determines the allowance based on historical write-off experience, the aging of the accounts receivable balance and customer credit worthiness. Specific accounts are reviewed individually for collectability. Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure.

Property and equipment

(n) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. The Group also capitalizes certain costs incurred during the application development stage related to the development of internal-use software in accordance with ASC subtopic 350-40, Intangibles-Goodwill and Other: Internal-Use Software and ASC subtopic 350-50, Intangibles-Goodwill and Other: Website Development Costs. Costs incurred related to the planning and post-implementation phases of development are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Capitalized software development cost	3 years
Computer equipment and purchased system software	3-5 years
Furniture, fixtures and office equipment	5 years

Leasehold improvements are amortized using the straight-line method over 1 to 10 years which represents the shorter of the lease term or estimated useful life of the assets.

Projects in progress are stated at cost. Projects in progress refer to labor costs capitalized in connection with the software development before the software is substantially complete and ready for its intended use.

Investments in non-consolidated affiliates

(o) Investments in non-consolidated affiliates

The Group applies the equity method in accounting for the investment in non-consolidated affiliates in which the Group has the ability to exercise significant influence but does not own a majority equity interest or otherwise control the non-consolidated affiliates.

These investments resulted in the Group's ability to exercise significant influence and met the requirement to apply the equity method of accounting. Under the equity method of accounting, the Group initially records the investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in "investment in non-consolidated affiliates" in the consolidated balance sheets. Under ASC 323, Investments-Equity Method and Joint Ventures, the Group's share of post-acquisition profits or losses of the non-consolidated affiliates is recognized in the consolidated statements of comprehensive income. Unrealized gains on transactions between the Group and the non-consolidated affiliates are eliminated to the extent of the Group's interest in the non-consolidated affiliates, and unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group's share of losses in a non-consolidated affiliate equals or exceeds the carrying value of its equity interest in the non-consolidated affiliate, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the non-consolidated affiliate. The Group monitors its investment in non-consolidated affiliates for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the non-consolidated affiliates including current earnings trends and other company-specific information. In 2012, the Group recorded an impairment charge of RMB4,812,242 with respect to the First 2012 Affiliate Company when the decline in the value of the investment was determined to be other-than-temporary under ASC 323.

Employee Loan

(p) Employee Loan Program

In November 2011, the Group launched a RMB100 million employee interest-free loan program (executive officers and directors of the Group are ineligible to receive loans under this program). In the years ended December 31, 2011 and 2012, the Group had disbursed Nil and RMB11,310,806 of employee loans principal under this program. The Group accounts for employee interest-free loan in accordance with ASC subtopic 835-30, Imputation of Interest, whereby the effective interest rate is applied and the difference between the present value of the loan receivables and the cash loaned to the employees is regarded as employee compensation during the loan term. At the same time, to accrete the loan receivable to its face value, interest income is recognized at the same amount. The outstanding portion of employee loans receivable within 12 months, as of December 31, 2011 and 2012 amounted to Nil and RMB2,281,675, respectively, is included in "other current assets" in the consolidated balance sheets. The outstanding portion of employee loans receivable more than 12 months, as of December 31, 2011 and 2012 amounted to Nil and RMB7,689,911, respectively, is included in "other non-current assets" in the consolidated balance sheets. The carrying values of these employee loans approximated their fair value as there was no significant fluctuation of effective interest rates during the relevant period.

Business combinations

(q) Business combinations

The Group accounts for all business combinations under the purchase method in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the acquiree's current business model and industry comparisons. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Goodwill and intangible assets

(r) Goodwill and intangible assets

Goodwill represents the excess of costs over fair value of the net assets of businesses acquired. The Group follows ASC subtopic 350-20, Intangibles-Goodwill and Other: Goodwill. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist. The Group performs its annual impairment assessment for goodwill and indefinite-lived intangible assets in December of each year.

In 2011, the Group adopted Accounting Standards Update ("ASU") 2011-08, Testing Goodwill for Impairment, to test goodwill for impairment by performing a qualitative assessment before calculating the fair value of a reporting unit in step one of the goodwill impairment tests. If the Group determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, a two-step impairment test is required. Otherwise, further testing is not needed. Under the two-step impairment test, the Group evaluates the recoverability of goodwill at the reporting unit level. In the first step, the fair value of the reporting unit is compared to its carrying value including goodwill. The fair value of the reporting unit is determined based upon the present value of estimated future cash flows of the reporting unit. If the fair value of the reporting unit is less than the carrying value, a second step is performed which compares the implied fair value of the reporting unit's goodwill to the carrying value of the goodwill. In determining the implied fair value of the reporting unit goodwill, the fair values of the net tangible assets and recognized and unrecognized intangible assets are deducted from the fair value of the reporting unit. If the implied fair value of the reporting unit goodwill is lower than its carrying amount, goodwill of the reporting unit is impaired and is written down to its implied fair value.

Intangible assets are carried at cost less accumulated amortization. Intangible assets with definite lives are amortized using the straight-line method over the estimated economic life. In 2012, the Group early adopted ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, which amends the guidance in ASC subtopic 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. ASU 2012-02 provides an entity testing an indefinite-lived intangible asset for impairment the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test indefinite-lived intangible assets (1) annually for impairment and (2) between annual tests if there is a change in events or circumstances. If the Group determines, on the basis of qualitative factors, that the fair value of indefinite-lived intangible assets is more likely than not less than the carrying amount, further testing is required. Otherwise, further testing is not needed. Under the further testing, the impairment test on indefinite-lived intangible assets that are not subject to amortization consists of a comparison of the fair value of each intangible asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Impairment of long-lived assets other than goodwill

(s) Impairment of long-lived assets other than goodwill

The Group evaluates impairment of its long-lived assets to be held and used, including property and equipment, purchased intangible assets which are subject to amortization and other non-current assets, when events or changes in circumstances indicate, in management's judgment, that the carrying value of such assets may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment Overall. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value. Assets to be disposed of are separately presented in the consolidated balance sheet as assets held for sale and reported at the lower of carrying amount or estimated fair value less the costs to sell, and are no longer depreciated.

Employee benefit plans

(t) Employee benefit plans

Under PRC law, the Group participates in various defined contribution plans pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The Group is required to make contributions to these plans at stated contribution rates based on monthly compensation of qualified employees. The Group has no obligation for payment of employee benefits associated with these plans beyond the mandatory contributions payable during the period of the employee's employment with the Group. For the years ended December 31, 2010, 2011 and 2012, the Group contributed RMB33,403,334, RMB37,565,582 and RMB49,425,246, respectively to these plans.

Net income per share

(u) Net income per share

For the calculation of basic net income and diluted net income per share, ordinary shares include ordinary shares and high-vote ordinary shares. Basic net income per share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is calculated by dividing net income by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of outstanding stock options, stock warrants and the settlement of performance units.

Advertising expense

(v) Advertising expense

The Group incurs advertising expense consisting of online marketing, brand marketing and direct marketing expenses to promote the Group's products and services. The Group expenses the production costs associated with advertisements in the period in which the advertisement first takes place. The Group expenses the advertising costs as incurred each time the advertisement is displayed or broadcast. For the years ended December 31, 2010, 2011, and 2012, advertising expense was RMB58,190,789, RMB87,946,441 and RMB230,497,404 respectively, and was recorded as "sales and marketing" expenses. As of December 31, 2011 and 2012, the Group had RMB7,562,484 and RMB15,558,562, respectively, of prepaid advertising expenses which are included in "prepaid expenses" in the consolidated balance sheets.

Segment reporting

(w) Segment reporting

The Group mainly operates and manages its business as two reportable segments: Hotel and Air. In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. The Group does not allocate any assets to its hotel and air segments as management does not use this information to measure the performance of the reportable segments.

The Group generates substantially all revenues from customers in the PRC. Accordingly, no geographical segments are presented.

Operating leases

(x) Operating leases

The Group leases office space under operating lease agreements with original lease periods of up to ten years. Rental expenses are recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are not included in the initial lease term.

Financial instruments

(y) Fair value measurements

Financial instruments of the Group are primarily comprised of cash and cash equivalents, restricted cash, accounts receivable, short-term investments, accounts payable, and other liabilities. As of December 31, 2011 and 2012, the carrying values of these financial instruments approximated their fair value due to their short term nature. The Group follows ASC subtopic 820-10, Fair Value Measurements and Disclosures, which establishes a three-tier fair value hierarchy, and prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -Other inputs that are directly or indirectly observable in the marketplace; and

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC subtopic 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Treasury stock

(z) Treasury stock

In 2010 and 2011, the Group did not repurchase any ADSs (1 ADS = 2 ordinary shares), ordinary shares or high-vote ordinary shares. In 2012, the Group repurchased 158,233 ADSs at a cost of approximately US$2 million including brokerage commission. The ADSs repurchased by the Group are no longer outstanding. The repurchase of ADSs is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. The Group issues the repurchased ADSs to employees who exercise their stock options or receive them upon the vesting of performance units under the Group's share compensation plans.

In 2012, the Group issued 350,874 (2011: 399,586 and 2010: 140,036) of repurchased ADSs to recipients of stock options and performance units. The Group accounts for these transactions in accordance with ASC subtopic 505-30, Equity, Treasury Stock. Gains on sales of treasury stock not previously accounted for as constructively retired shall be credited to additional paid-in capital, and losses may be charged to additional paid-in capital to the extent that previous net gains from sales or retirements of the same class of stock are included therein, and otherwise to accumulated deficit.

Recently issued accounting pronouncements

(aa) Recently issued accounting pronouncements

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 does not change current requirements for reporting net income or other comprehensive income in financial statements. However, ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. Upon adoption, the Group will present comprehensive income in accordance with the requirements of ASU 2013-02 and does not expect the adoption to have a material impact on the consolidated financial statements.

Comparative information	(ab) Comparative information Certain items in prior years' consolidated financial statements have been reclassified to conform to the current period's presentation to facilitate comparison.